Antonio Aliberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5891
aaliberti@nyse.com

NYSE Group

07081736

CertNYS

RECD S.E.C.
NOV 2 0 2007
1086

1-32301

November 20, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SANTANDER FINANCE PREFERRED S.A. UNIPERSONAL, Floating Rate Non-cumulative Series 6 Guaranteed Preferred Securities requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 6, 2007. Tentative listing date – November 21, 2007.

Sincerely,

[signature]

PROCESSED
NOV 2 9 2007
THOMSON
FINANCIAL

END